                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21624

USAllianz Variable Insurance Products Fund of Funds Trust
---------------------------------------------------------
(Exact name of registrant as specified in charter)

5701 Golden Hills Dr., Minneapolis, MN 55416-1297
---------------------------------------------------
(Address of principal executive offices) (Zip code)

BISYS Fund Services, Inc., 3435 Stelzer Rd., Columbus, OH 43219
----------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-624-0197

Date of fiscal year end: December 31, 2005

Date of reporting period: September 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
USAZ FUSION BALANCED FUND
Schedule of Portfolio Investments                            September 30, 2005
(Unaudited)

                                                                      FAIR
           SHARES                                                    VALUE
           ------                                                    -----
INVESTMENT COMPANIES (99.9%):

                 309,048   PIMCO PVIT Commodity Real             $   4,011,446
                           Return
                 374,130   PIMCO PVIT Emerging Markets               5,181,702
                           Bond
                 453,476   PIMCO PVIT Global Bond                    5,618,569
                 436,808   PIMCO PVIT High Yield Fund                3,594,929
                 443,362   PIMCO PVIT Real Return Fund               5,768,140
               1,088,039   PIMCO PVIT Total Return Fund             11,413,527
                 217,806   USAZ AIM International Equity             3,042,753
                           Fund
                 375,375   USAZ Davis NY Venture Fund                4,418,168
                 177,350   USAZ Franklin Small Cap Value             2,904,992
                           Fund
                 389,969   USAZ Jennison 20/20 Focus Fund            4,644,534
                 436,715   USAZ Legg Mason Value Fund                5,065,897
                 262,578   USAZ OCC Renaissance Fund                 3,578,932
                 106,574   USAZ Oppenheimer International            1,541,056
                           Growth Fund
                 260,288   USAZ Salomon Brothers Large Cap           2,933,442
                           Growth Fund
                 130,791   USAZ Salomon Brothers Small Cap           1,488,405
                           Growth Fund
                 509,333   USAZ Van Kampen Comstock                  5,719,815
                           Fund

                 187,143   USAZ Van Kampen Mid Cap Growth
                           Fund                                      2,283,139
                                                                 -------------

TOTAL INVESTMENT COMPANIES (COST $71,706,433)                       73,209,446
                                                                 -------------

DEPOSIT ACCOUNT  (3.2%):
               2,325,839   TNT Offshore Deposit Account              2,325,839
                                                                 -------------

TOTAL DEPOSIT ACCOUNT (COST $2,325,839)                              2,325,839
                                                                 -------------

TOTAL INVESTMENTS (COST $74,032,272) (a)   -   103.1%            $  75,535,285
                                                                 =============


------------

Percentages noted above are based on net assets as of September 30, 2005.

(a) Represents cost for financial reporting and federal income tax purposes. Cost for federal income tax purposes differs from fair value by net unrealized appreciation on securities as follows:

                       Unrealized appreciation                   $   1,728,652
                       Unrealized depreciation                        (225,639)
                                                                 -------------
                       Net unrealized appreciation               $   1,503,013
                                                                 =============

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
USAZ FUSION GROWTH FUND
Schedule of Portfolio Investments                            September 30, 2005
(Unaudited)

                                                                      FAIR
           SHARES                                                    VALUE
           ------                                                    -----
INVESTMENT COMPANIES  (100.0%):

                 978,104   PIMCO PVIT Commodity Real             $  12,695,784
                           Return
                 566,904   PIMCO PVIT Emerging Markets               7,851,622
                           Bond
                 603,933   PIMCO PVIT Global Bond                    7,482,729
                 542,431   PIMCO PVIT Total Return Fund              5,690,100
               1,152,583   USAZ AIM International Equity            16,101,589
                           Fund
               1,659,697   USAZ Davis NY Venture Fund               19,534,639
                 588,423   USAZ Franklin Small Cap Value             9,638,362
                           Fund
               1,717,624   USAZ Jennison 20/20 Focus Fund           20,456,898
               1,822,714   USAZ Legg Mason Value Fund               21,143,485
                 977,457   USAZ OCC Renaissance Fund                13,322,741
                 564,171   USAZ Oppenheimer International            8,157,914
                           Growth Fund
               1,211,144   USAZ Salomon Brothers Large Cap          13,649,591
                           Growth Fund
                 692,466   USAZ Salomon Brothers Small Cap           7,880,268
                           Growth Fund
               2,201,929   USAZ Van Kampen Comstock                 24,727,658
                           Fund

                 660,034   USAZ Van Kampen Mid Cap Growth
                           Fund                                      8,052,418
                                                                 -------------

TOTAL INVESTMENT COMPANIES (COST $190,448,338)                     196,385,798
                                                                 -------------

DEPOSIT ACCOUNT  (2.5%):
               4,834,650   TNT Offshore Deposit Account              4,834,650
                                                                 -------------

TOTAL DEPOSIT ACCOUNT (COST $4,834,650)                              4,834,650
                                                                 -------------

TOTAL INVESTMENTS (COST $195,282,988) (a)   -   102.5%           $ 201,220,448
                                                                 =============


------------

Percentages noted above are based on net assets as of September 30, 2005.

(a) Represents cost for financial reporting and federal income tax purposes. Cost for federal income tax purposes differs from fair value by net unrelized appreciation on securities as follows:

                       Unrealized appreciation                   $   6,146,781
                       Unrealized depreciation                        (209,321)
                                                                 -------------
                       Net unrealized appreciation               $   5,937,460
                                                                 =============


SEE ACCOMPANYING NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
USAZ FUSION MODERATE FUND
Schedule of Portfolio Investments                            September 30, 2005
(Unaudited)

                                                                      FAIR
           SHARES                                                    VALUE
           ------                                                    -----
INVESTMENT COMPANIES  (99.9%):

                 756,067   PIMCO PVIT Commodity Real             $   9,813,746
                           Return
                 656,423   PIMCO PVIT Emerging Markets               9,091,461
                           Bond
                 837,194   PIMCO PVIT Global Bond                   10,372,836
                 643,942   PIMCO PVIT High Yield Fund                5,299,640
                 545,255   PIMCO PVIT Real Return Fund               7,093,770
               1,672,556   PIMCO PVIT Total Return Fund             17,545,110
                 801,572   USAZ AIM International Equity            11,197,967
                           Fund
               1,229,929   USAZ Davis NY Venture Fund               14,476,261
                 545,286   USAZ Franklin Small Cap Value             8,931,779
                           Fund
               1,275,259   USAZ Jennison 20/20 Focus Fund           15,188,336
               1,381,470   USAZ Legg Mason Value Fund               16,025,049
                 646,164   USAZ OCC Renaissance Fund                 8,807,210
                 392,241   USAZ Oppenheimer International            5,671,803
                           Growth Fund
                 961,405   USAZ Salomon Brothers Large Cap          10,835,037
                           Growth Fund
                 481,992   USAZ Salomon Brothers Small Cap           5,485,071
                           Growth Fund
               1,566,786   USAZ Van Kampen Comstock
                           Fund                                     17,595,011
                 612,947   USAZ Van Kampen Mid Cap Growth
                           Fund                                      7,477,958
                                                                 -------------

TOTAL INVESTMENT COMPANIES (COST $176,286,342)                     180,908,045
                                                                 -------------

DEPOSIT ACCOUNT (1.3%):
               2,312,846   TNT Offshore Deposit Account              2,312,846
                                                                 -------------

TOTAL DEPOSIT ACCOUNT (COST $2,312,846)                              2,312,846
                                                                 -------------

TOTAL INVESTMENTS (COST $178,599,188) (a) - 101.2%               $ 183,220,891
                                                                 =============


------------

Percentages noted above are based on net assets as of September 30, 2005.

(a) Represents cost for financial reporting and federal income tax purposes. Cost for federal income tax purposes differs from fair value by net unrealized appreciation on securities as follows:

                       Unrealized appreciation                   $   5,008,777
                       Unrealized depreciation                        (387,074)
                                                                 -------------
                       Net unrealized appreciation               $   4,621,703
                                                                 =============

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
SEPTEMBER 30, 2005 (Unaudited)

1.       SIGNIFICANT ACCOUNTING POLICIES

         The following is a summary of significant accounting policies followed by the Funds in the preparation of their Schedules of Portfolio Investments ("the schedules"). The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of the schedules requires management to make certain estimates and assumptions that affect the reported amounts at the date of the schedules. Actual results could differ from those estimates.

         SECURITY VALUATION

         Investments in other mutual funds are valued at the respective net asset values as reported by such Funds.

         SECURITY TRANSACTIONS

         Securities transactions are recorded no later than one business day after trade date. However, for financial reporting purposes, securities transactions are recorded on trade date.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) USAllianz Variable Insurance Products Fund of Funds Trust
             ---------------------------------------------------------

By (Signature and Title)* /s/ Troy A. Sheets, Treasurer
                          -----------------------------

Date November 28, 2005
     -----------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Troy A. Sheets, Treasurer
                          -----------------------------

Date November 28, 2005
     -----------------

By (Signature and Title)* /s/ Jeffrey Kletti, President
                          -----------------------------

Date November 28, 2005
     -----------------

* Print the name and title of each signing officer under his or her signature.